Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investment Income [Line Items]
Bank deposits	¥ 23,827	¥ 27,851	¥ 32,285
Loans	16,320	12,018	11,115
Securities purchased under agreements to resell	746	971	368
Others	0	0	89
Total	122,727	109,147	97,582
Debt securities [member]
Disclosure of Investment Income [Line Items]
Debt securities - held-to-maturity securities	30,669	24,854	24,541
Securities - available-for-sale securities	19,608	17,499	18,526
Securities - at fair value through profit or loss	3,618	5,683	1,382
Equity securities [member]
Disclosure of Investment Income [Line Items]
Securities - available-for-sale securities	27,019	19,744	8,950
Securities - at fair value through profit or loss	¥ 920	¥ 527	¥ 326